Earning per unit and cash distributions - Calculation of basic and diluted earnings per unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 17,359	$ 19,475	$ 43,836	$ 44,631
Adjustment for:
Preferred unitholders' interest in net income	3,877	3,681	11,631	11,017
Limited partners' interest in net income	13,482	15,794	32,205	33,614
Less: Dividends paid or to be paid	(334)	(15,052)	(15,747)	(45,143)
Under (over) distributed earnings attributable to:
Distributed Earnings	13,148	742	16,458	(11,529)
Common units public [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ 7,137	$ 402	$ 8,934	$ (6,246)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	18,115	18,031	18,102	18,030
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	18,122	18,037	18,119	18,037
Earnings per unit:
Earnings per share, basic and diluted	$ 0.40	$ 0.46	$ 0.95	$ 0.97
Common units Hegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ 6,011	$ 340	$ 7,524	$ (5,283)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	15,257	15,257	15,257	15,257
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	15,257	15,257	15,257	15,257
Earnings per unit:
Earnings per share, basic and diluted	$ 0.40	$ 0.49	$ 0.98	$ 1.05